CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (FY) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net (loss) income	$ 3,072	$ (1,994)	$ 1,612	$ (4,934)	$ (2,137)	$ 1,737	$ (3,498)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	2	0	1	2	(11)	(15)	7
Less: Comprehensive income attributable to non-controlling interest	(2,806)	253	(3,590)	(220)	(4,264)	(3,377)	(2,335)
Comprehensive income (loss) attributable to Telos Corporation	$ 268	$ (1,741)	$ (1,977)	$ (5,152)	$ (6,412)	$ (1,655)	$ (5,826)